Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED NOVEMBER 8, 2022

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2022, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2022 (the “SAI”):

Effective November 8, 2022, Adam Bergman will no longer serve as a co-portfolio manager of Sterling Capital Equity Income Fund (the “Fund”) and Jeremy M. Lopez has been added as a co-manager of the Fund. All references in the SAI to Adam Bergman are hereby removed.

The following disclosure is hereby added to the section of the SAI entitled “Portfolio Managers—Number of Other Accounts Managed and Assets by Account Type,” and includes information as of September 30, 2022*:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Jeremy M. Lopez	Number: None Assets: N/A	Number: None Assets: N/A	Number: 26 Assets: $65.4 Million

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

The following disclosure is hereby added to the section of the SAI entitled “Portfolio Managers – Number of Other Accounts Managed and Assets by Account Type,” and includes information as of September 30, 2022:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS**
Jeremy M. Lopez	Number: None Assets: N/A	Number: None Assets: N/A	Number: 1 Assets: $13.2 Million

**	The advisory fees for these other accounts have both performance-based and asset-based components.

The following disclosure is hereby added to the section of the SAI entitled “Securities Ownership” and includes information as of September 30, 2022:

PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Jeremy M. Lopez	Equity Income Fund: $100,001 - $500,000

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAI-SUP-1122